Long-Term debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt [line items]
Debt issuance	$ 427,751	$ 340,568
Proceeds from loans and borrowings	$ 303,640	$ 510,360	$ 35,034
Borrowings description	Mainly these loans are acquired by Lifemiles, $ 95,000 at a rate Libor + 5.5 for a term of 4 years.	Amount these loans is the one acquired by LifeMiles, $300,000 at a rate LIBOR + 5.5%, for a term of 5 years
Representative of bondholders	Helm Trust, S.A.
Amount of issue	$500,000 million Colombian Pesos
Managing agent	Fiduciaria Bogota, S.A.
Series	Series A: Authorized issue $100,000 million Colombian Pesos Series B: Authorized issue $200,000 million Colombian Pesos Series C: Authorized issue $300,000 million Colombian Pesos
Coupon	Series A: Indexed to Colombian consumer price index Series B: Indexed to Colombian consumer price index Series C: Indexed to Colombian consumer price index Interest is payable at quarter–end
Term	Series A: 5 years Series B: 7 years Series C: 10 years
capital	Series A: At the end of 5 years Series B: 50% after 6 years and 50% after 7 years Series C: 33% after 8 years, 33% after 9 years and 34% after 10 years
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member]
Disclosure of debt [line items]
Borrowings issuers	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited
Borrowings guarantors	0.00%
Notes offered	0.00%
Initial issue price	98.706%
Initial issue date	May 10, 2013
Issue amount	$ 300,000
Interest	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.
Second issue price	104.50%
Second issue date	Apr. 08, 2014
Maturity date	The Senior Notes will mature on May 10, 2020.